Basis of Preparation - Narrative (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 21, 2021	Oct. 08, 2021	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of basis of preparation of financial statements [Abstract]
Loss for the year				$ (374,511)	$ (188,030)	$ (140,287)
Recapitalization Transaction Expense			$ 148,700	148,722
Net cash used in operating activities				145,868	143,430	143,614
Equity				165,271	48,359	173,797	$ (50,484)
Cash and cash equivalents				262,581	101,757
Proceeds from issuance of share capital	$ 229,300			$ 229,311	$ 12,096	$ 320,334
Issuance unsecured notes		$ 200,000